united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments |Aggressive Growth
As of December 31, 2014 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 94.0%
	APPAREL - 4.8%
2,725	Carter's, Inc.	$ 237,920
1,480	Hanesbrands, Inc.	165,198
17,945	Steven Madden Ltd. *	571,189
2,710	VF Corp.	202,979
		1,177,286
	BANKS - 11.6%
6,355	Cardinal Financial Corp.	126,020
126,445	First BanCorp. *	742,232
17,875	First Horizon National Corp.	242,742
3,670	First NBC Bank Holding Co. *	129,184
3,725	Iberiabank Corp.	241,566
2,625	Opus Bank *	74,471
2,555	PacWest Bancorp	116,150
8,465	Popular, Inc. *	288,233
32,079	Synovus Financial Corp.	869,020
		2,829,618
	BIOTECHNOLOGY - 1.7%
850	BioMarin Pharmaceutical, Inc. *	76,840
1,875	Charles River Laboratories International, Inc. *	119,325
1,880	Incyte Corp. *	137,447
1,525	Isis Pharmaceuticals Inc. *	94,153
		427,765
	BUILDING MATERIALS - 0.6%
3,250	Apogee Enterprises, Inc.	137,702

	COMMERCIAL SERVICES - 10.4%
2,505	Capella Education Co.	192,785
2,490	Cardtronics, Inc. *	96,064
1,655	Corporate Executive Board Co.	120,037
3,200	DeVry Education Group, Inc.	151,904
2,270	Euronet Worldwide, Inc. *	124,623
1,875	ExamWorks Group, Inc. *	77,981
554	FleetCor Technologies, Inc. *	82,385
4,825	Grand Canyon Education, Inc. *	225,134
2,695	Heartland Payment Systems, Inc.	145,395
2,970	INC Research Holdings, Inc. - Cl. A *	76,299
25,060	Information Services Group, Inc.	105,753
1,205	Monro Muffler Brake, Inc.	69,649
4,050	On Assignment, Inc. *	134,419
14,265	SEI Investments Co.	571,171
1,150	Strayer Education, Inc. *	85,422
1,150	Team Health Holdings, Inc. *	66,159
855	United Rentals, Inc. *	87,219
3,850	Vantiv, Inc. - Cl. A *	130,592
		2,542,991
	COMPUTERS - 8.2%
3,610	Cognizant Technology Solutions Corp. - Cl. A *	190,102
13,720	Electronics For Imaging, Inc. *	587,628
3,155	iGATE Corp. *	124,559
3,780	Manhattan Associates, Inc. *	153,922
3,645	MAXIMUS, Inc.	199,892
5,185	VeriFone Systems, Inc. *	192,882
27,570	WNS Holdings Ltd. - ADR *	569,596
		2,018,581
	DISTRIBUTION/WHOLESALE - 1.3%
9,145	H&E Equipment Services, Inc.	256,883
835	WESCO International, Inc. *	63,635
		320,518
	DIVERSIFIED FINANCIAL SERVICES - 7.7%
24,020	Cowen Group, Inc. *	115,296
8,835	E*TRADE Financial Corp. *	214,293
2,325	Evercore Partners, Inc. - Cl. A	121,760
2,980	Intercontinental Exchange, Inc.	653,484
10,880	Invesco Ltd.	429,978
3,675	MarketAxess Holdings, Inc.	263,534
1,420	WageWorks, Inc. *	91,689
		1,890,034
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
1,025	Acuity Brands, Inc.	143,572
3,950	Belden, Inc.	311,299
		454,871
	ELECTRONICS - 1.6%
430	Mettler-Toledo International, Inc. *	130,058
2,745	Rogers Corp. *	223,553
1,360	Trimble Navigation Ltd. *	36,094
		389,705
	ENGINEERING & CONSTRUCTION - 1.9%
4,315	SBA Communications Corp. - Cl. A *	477,929

	ENVIRONMENTAL CONTROL - 2.2%
2,310	MSA Safety, Inc.	122,638
9,235	Waste Connections, Inc.	406,248
		528,886
	FOOD - 0.4%
1,530	Hain Celestial Group, Inc. *	89,184

	HEALTHCARE-PRODUCTS - 6.7%
14,425	Bruker Corp. *	283,018
1,825	Cyberonics, Inc. *	101,616
3,350	Globus Medical, Inc. - Cl. A *	79,629
5,250	LDR Holding Corp. *	172,095
3,300	Masimo Corp. *	86,922
3,700	NuVasive, Inc. *	174,492
3,225	NxStage Medical, Inc. *	57,824
1,750	Sirona Dental Systems, Inc. *	152,898
5,475	Spectranetics Corp. *	189,326
8,965	Tornier NV *	228,608
3,770	Wright Medical Group, Inc. *	101,300
		1,627,728
	HEALTHCARE-SERVICES - 0.6%
2,025	HCA Holdings, Inc. *	148,615

	HOME BUILDERS - 0.6%
3,180	Lennar Corp.	142,496

	HOME FURNISHINGS - 0.3%
725	Harman International Industries, Inc.	77,365

	INSURANCE - 2.7%
12,475	Assured Guaranty Ltd.	324,225
19,613	Radian Group, Inc.	327,930
		652,155
	INTERNET - 1.5%
15,635	8x8, Inc. *	143,217
3,950	Endurance International Group Holdings, Inc. *	72,798
4,925	HomeAway, Inc. *	146,667
		362,682
	LEISURE TIME - 3.2%
15,375	Brunswick Corp.	788,123

	MACHINERY-DIVERSIFIED - 1.9%
5,220	Columbus McKinnon Corp.	146,369
1,105	Flowserve Corp.	66,112
1,725	Nordson Corp.	134,481
1,625	Zebra Technologies Corp. *	125,791
		472,753
	METAL FABRICATE/HARDWARE - 0.6%
4,970	Rexnord Corp. *	140,204

	OIL & GAS - 1.6%
6,260	Cabot Oil & Gas Corp.	185,359
1,795	Carrizo Oil & Gas, Inc. *	74,672
2,050	Diamondback Energy, Inc. *	122,549
		382,580
	OIL & GAS SERVICES - 0.2%
30,850	Key Energy Services, Inc. *	51,520

	PHARMACEUTICALS - 1.8%
1,595	Aerie Pharmaceuticals, Inc. *	46,558
3,817	Akorn, Inc. *	138,176
2,515	Catamaran Corp. *	130,151
4,625	Flamel Technologies SA - ADR *	79,226
470	Salix Pharmaceuticals Ltd. *	54,022
		448,133
	REAL ESTATE - 1.3%
8,830	HFF, Inc. - Cl. A	317,174

	RETAIL - 4.5%
1,625	Advance Auto Parts, Inc.	258,830
1,975	Cheesecake Factory, Inc.	99,362
1,525	Fiesta Restaurant Group, Inc. *	92,720
1,170	Habit Restaurants, Inc. - Cl. A *	37,849
5,100	MarineMax, Inc. *	102,255
5,175	Rush Enterprises, Inc. *	165,859
5,485	Sonic Corp.	149,357
2,350	Tractor Supply Co.	185,227
		1,091,459
	SEMICONDUCTORS - 3.1%
1,650	Avago Technologies Ltd.	165,974
8,305	Cypress Semiconductor Corp.	118,595
1,675	IPG Photonics Corp. *	125,491
2,550	NXP Semiconductor NV *	194,820
5,565	Semtech Corp. *	153,427
		758,307
	SOFTWARE - 6.0%
4,360	Aspen Technology, Inc. *	152,687
6,650	Informatica Corp. *	253,598
5,220	Proofpoint, Inc. *	251,761
7,775	PTC, Inc. *	284,954
4,200	SPS Commerce, Inc. *	237,846
2,715	SS&C Technologies Holdings, Inc.	158,800
1,075	Tyler Technologies, Inc. *	117,648
		1,457,294
	STORAGE/WAREHOUSING - 1.3%
8,225	Mobile Mini, Inc.	333,195

	TELECOMMUNICATIONS - 0.8%
925	Plantronics, Inc.	49,044
10,950	Polycom, Inc. *	147,825
		196,869
	TRANSPORTATION - 1.0%
600	Genesee & Wyoming, Inc. *	53,952
6,735	Swift Transportation Co. - Cl. A *	192,823
		246,775

	TOTAL COMMON STOCK (Cost $19,888,029)	22,980,497

	MASTER LIMITED PARTNERSHIPS - 1.8%
8,925	Lazard Ltd. - Cl. A (Cost $124,752)	446,518

	REITs - 0.5%
10,875	Lexington Realty Trust - REIT (Cost $406,753)	119,408

	MONEY MARKET FUND - 4.3%
1,048,818	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (A)
	(Cost $1,048,818)	1,048,818

	TOTAL INVESTMENTS - 100.6% (Cost $21,468,352) (B)	$ 24,595,241
	OTHER ASSETS LESS LIABILITIES - NET - (0.6) %	(137,776)
	NET ASSETS - 100.0%	$ 24,457,465

* Non-income producing securities.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at December 31, 2014.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,483,493 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,338,167
	Unrealized depreciation	(226,419)
	Net unrealized appreciation	$ 3,111,748

Schedule of Investments | International
As of December 31, 2014 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 93.7%
	AIRLINES - 1.4%
7,800	Copa Holdings SA - Cl. A	$ 808,392

	AUTO MANUFACTURERS - 1.2%
88,000	Porsche Automobil Holding SE (ADR)	703,120

	AUTO PARTS & EQUIPMENT - 10.0%
30,500	Continental AG (ADR)	1,275,815
20,100	Magna International, Inc.	2,184,669
39,700	Valeo SA (ADR)	2,458,621
		5,919,105
	BANKS - 11.4%
30,000	Bank Hapoalim BM (ADR)	706,500
197,000	Bank of East Asia Ltd. (ADR)	778,150
28,439	DBS Group Holdings Ltd. (ADR)	1,769,759
100,500	ICICI Bank Ltd. (ADR)	1,160,775
49,100	Intesa Sanpaolo SpA (ADR)	850,412
118,200	Sumitomo Mitsui Financial Group, Inc. (ADR)	860,496
24,100	Swedbank AB (ADR)	600,261
		6,726,353
	BUILDING MATERIALS - 1.0%
33,000	Lafarge SA (ADR)	575,520

	CHEMICALS - 0.6%
4,000	Agrium, Inc.	378,880

	DIVERSIFIED FINANCIAL SERVICES - 4.5%
116,500	Daiwa Securities Group, Inc. (ADR)	922,680
27,900	ORIX Corp. (ADR)	1,744,587
		2,667,267
	ELECTRIC - 4.4%
45,700	Cia Paranaense de Energia (ADR)	601,869
26,100	Huaneng Power International, Inc. (ADR)	1,413,837
59,900	Power Assets Holdings Ltd. (ADR)	579,233
		2,594,939
	ELECTRONICS - 1.0%
38,000	Orbotech Ltd. *	562,400

	ENGINEERING & CONSTRUCTION - 1.4%
59,000	Vinci SA (ADR)	799,155

	FOOD - 5.6%
14,000	Kerry Group PLC (ADR)	981,960
81,800	Marine Harvest ASA (ADR)	1,117,388
66,200	Seven & I Holdings Co. Ltd. (ADR)	1,193,586
		3,292,934
	HAND/MACHINE TOOLS - 2.8%
103,100	Techtronic Industries Co. (ADR)	1,661,972

	HEALTHCARE-PRODUCTS - 5.5%
88,000	Smith & Nephew PLC (ADR)	3,233,120

	HEALTHCARE-SERVICES - 3.8%
59,800	Fresenius Medical Care AG & Co. (ADR)	2,220,972

	HOME BUILDERS - 1.7%
75,000	Sekisui House Ltd. (ADR)	988,500

	INSURANCE - 8.8%
224,000	Aegon NV (ADR)	1,680,000
49,900	Ageas (ADR)	1,769,704
40,700	Muenchener Rueckversicherungs AG (ADR)	807,488
28,900	Zurich Insurance Group AG (ADR)	901,680
		5,158,872
	INTERNET - 1.8%
73,000	Tencent Holdings Ltd. (ADR)	1,059,230

	MACHINERY - 3.3%
30,000	Atlas Copco AB (ADR)	764,100
16,100	Hitachi Ltd.	1,200,416
		1,964,516
	METAL FABRICATE/HARDWARE - 0.9%
20,000	Assa Abloy AB (ADR)	530,800

	MINING - 1.0%
13,000	Rio Tinto PLC (ADR)	598,780

	MISCELLANEOUS MANUFACTURING - 2.3%
44,538	FUJIFILM Holdings Corp. (ADR)	1,365,535

	OIL & GAS - 3.2%
189,000	Gran Tierra Energy, Inc. *	727,650
64,468	Statoil ASA - (ADR)	1,135,281
		1,862,931
	PHARMACEUTICALS - 5.5%
69,000	Ipsen SA	892,860
11,100	Shire PLC (ADR)	2,359,194
		3,252,054
	RETAIL - 1.6%
72,000	Home Retail Group PLC (ADR)	915,840

	SEMICONDUCTORS - 1.5%
12,000	NXP Semiconductors NV *	916,800

	SOFTWARE - 1.4%
14,000	Open Text Corp.	815,640

	TELECOMMUNICATIONS - 4.2%
15,000	Globe Telecom, Inc. (ADR)	575,925
43,000	Nippon Telegraph & Telephone Corp. (ADR)	1,101,230
12,500	Philippine Long Distance Telephone Co. (ADR)	791,125
		2,468,280
	TRANSPORTATION - 1.9%
5,900	Canadian Pacific Railway Ltd.	1,136,871

	TOTAL COMMON STOCK (Cost $48,250,511)	55,178,778

	MONEY MARKET FUND - 6.4%
3,782,369	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (A)	3,782,369
	(Cost $3,782,369)

	TOTAL INVESTMENTS - 100.1% (Cost $52,032,880) (B)	$ 58,961,147
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(78,941)
	NET ASSETS - 100.0%	$ 58,882,206

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2014.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $52,398,741 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$ 9,139,737
Unrealized depreciation	(2,577,331)
Net unrealized appreciation	$ 6,562,406

Schedule of Investments | Large/Mid Cap Growth
As of December 31, 2014 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 95.0%
	AEROSPACE/DEFENSE - 1.5%
7,115	General Dynamics Corp.	$ 979,166

	APPAREL - 4.2%
7,300	Carter's, Inc.	637,363
5,070	Hanesbrands, Inc.	565,913
21,375	VF Corp.	1,600,988
		2,804,264
	BANKS - 7.4%
38,110	BB&T Corp.	1,482,098
46,700	First Horizon National Corp.	634,186
12,675	Iberiabank Corp.	821,974
18,400	Popular, Inc. *	626,520
48,038	Synovus Financial Corp.	1,301,349
		4,866,127
	BIOTECHNOLOGY - 3.8%
4,750	BioMarin Pharmaceutical, Inc. *	429,400
13,785	Celgene Corp. *	1,541,990
4,425	Charles River Laboratories International, Inc. *	281,607
3,900	Incyte Corp. *	285,129
		2,538,126
	CHEMICALS - 4.9%
20,520	LyondellBasell Industries NV	1,629,083
12,335	Praxair, Inc.	1,598,122
		3,227,205
	COMMERCIAL SERVICES - 3.7%
7,725	DeVry Education Group, Inc.	366,706
1,167	FleetCor Technologies, Inc. *	173,545
35,675	SEI Investments Co.	1,428,427
1,680	United Rentals, Inc. *	171,377
8,670	Vantiv, Inc. - Cl. A *	294,086
		2,434,141
	COMPUTERS - 2.3%
7,120	Cognizant Technology Solutions Corp. - Cl. A *	374,939
15,585	Electronics For Imaging, Inc. *	667,506
12,990	VeriFone Systems, Inc. *	483,228
		1,525,673
	DISTRIBUTION/WHOLESALE - 0.3%
2,220	Wesco International, Inc. *	169,186

	DIVERSIFIED FINANCIAL SERVICES - 3.5%
22,635	E*TRADE Financial Corp. *	549,012
4,590	IntercontinentalExchange, Inc.	1,006,541
18,874	Invesco, Ltd.	745,901
		2,301,454
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
4,450	Belden, Inc.	350,705

	ELECTRONICS - 3.4%
33,980	Amphenol Corp.	1,828,464
1,080	Mettler-Toledo International, Inc. *	326,657
3,045	Trimble Navigation, Ltd. *	80,814
		2,235,935
	ENGINEERING & CONSTRUCTION - 1.4%
8,370	SBA Communications Corp. *	927,061

	ENVIRONMENTAL CONTROL - 1.5%
22,295	Waste Connections, Inc.	980,757

	FOOD - 3.3%
3,500	Hain Celestial Group, Inc. *	204,015
11,165	JM Smucker Co.	1,127,442
22,505	Mondelez International, Inc. - Cl. A	817,494
		2,148,951
	HEALTHCARE PRODUCTS - 1.1%
27,150	Bruker Biosciences, Corp. *	532,683
1,950	Sirona Dental Systems, Inc. *	170,372
		703,055
	HEALTHCARE SERVICES - 0.5%
4,775	HCA Holdings, Inc. *	350,437

	HOME BUILDERS - 0.5%
7,230	Lennar Corp.	323,976

	HOME FURNISHINGS - 0.4%
2,700	Harman International Industries, Inc.	288,117

	INSURANCE - 4.0%
19,455	ACE, Ltd.	2,234,990
14,825	Assured Guaranty, Ltd.	385,302
		2,620,292
	LEISURE TIME - 1.6%
20,225	Brunswick Corp.	1,036,734

	MACHINERY-DIVERSIFIED - 1.2%
3,095	Flowserve Corp.	185,174
4,150	Nordson Corp.	323,534
3,700	Zebra Technologies Corp. *	286,417
		795,125
	OIL & GAS - 7.1%
5,945	Cabot Oil & Gas Corp.	176,031
16,810	ConocoPhillips	1,160,899
14,110	Exxon Mobil Corp.	1,304,470
25,340	Occidental Petroleum Corp.	2,042,657
		4,684,057
	PHARMACEUTICALS - 3.2%
19,250	AbbVie, Inc.	1,259,720
14,125	Catamaran Corp. *	730,969
1,050	Salix Pharmaceuticals, Ltd. *	120,687
		2,111,376
	RETAIL - 14.6%
6,400	Advance Auto Parts, Inc.	1,019,392
4,150	AutoZone, Inc. *	2,569,307
4,700	Cheesecake Factory, Inc.	236,457
12,585	Costco Wholesale Corp.	1,783,924
26,630	Kohl's Corp.	1,625,495
27,645	Lowe's Cos, Inc.	1,901,976
5,775	Tractor Supply Co.	455,185
		9,591,736
	SEMICONDUCTORS - 11.2%
4,250	Avago Technologies Ltd.	427,507
3,800	IPG Photonics Corp. *	284,696
48,795	Linear Technology Corp.	2,225,052
36,980	Maxim Integrated Products, Inc.	1,178,553
82,025	NVIDIA Corp.	1,644,601
6,175	NXP Semiconductor NV *	471,770
25,830	Xilinx, Inc.	1,118,181
		7,350,360
	SOFTWARE - 4.9%
6,720	Aspen Technology, Inc. - Cl. A *	235,334
11,675	Check Point Software Technologies Ltd. *	917,305
11,230	Informatica Corp. *	428,256
12,560	PTC, Inc. *	460,324
14,185	VMware, Inc. - Cl. A *	1,170,546
		3,211,765
	TRANSPORTATION - 3.0%
1,405	Genesee & Wyoming, Inc. - Cl. A *	126,337
13,500	Norfolk Southern Corp.	1,479,735
14,090	Swift Transportation Co. - Cl. A *	403,397
		2,009,469

	TOTAL COMMON STOCK (Cost $52,729,797)	62,565,250

	MASTER LIMITED PARTNERSHIPS - 1.6%
21,380	Lazard, Ltd. MLP - Cl. A (Cost $957,304)	1,069,641

	MONEY MARKET FUND - 5.0%
3,300,468	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.02% (A)	3,300,468
	(Cost $3,300,468)

	TOTAL INVESTMENTS - 101.6% (Cost $56,987,569)(B)	$ 66,935,359
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (1.6) %	(1,049,760)
	NET ASSETS - 100.0%	$ 65,885,599

MLP - Master Limited Partnership
*Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2014.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $57,026,453 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 10,302,832
	Unrealized depreciation	(393,926)
	Net unrealized appreciation	$ 9,908,906

Schedule of Investments | Small Cap Value
As of December 31, 2014 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 75.0%
	AEROSPACE/DEFENSE - 1.9%
44,422	Kaman Corp.	$ 1,780,878

	APPAREL - 1.8%
56,500	Wolverine World Wide, Inc.	1,665,055

	BANKS - 11.8%
14,323	BancFirst Corp.	907,935
1	BBCN Bancorp, Inc.	14
62,047	Chemical Financial Corp.	1,901,120
61,308	Columbia Banking System, Inc.	1,692,714
63,800	First Financial Bancorp	1,186,042
28,575	Opus Bank *	810,673
61,657	Pacific Continental Corp.	874,296
49,830	WesBanco, Inc.	1,734,084
35,954	Wintrust Financial Corp.	1,681,209
		10,788,087
	BUILDING MATERIALS - 7.4%
31,111	Apogee Enterprises, Inc.	1,318,173
49,350	Boise Cascade Co. *	1,833,352
105,586	Continental Building Products, Inc. *	1,872,040
41,126	Trex Co., Inc. *	1,751,145
		6,774,710
	CHEMICALS - 2.1%
46,590	A. Schulman, Inc.	1,888,293

	COMMERCIAL SERVICES - 1.8%
96,200	Kelly Services, Inc. - Cl. A	1,637,324

	DISTRIBUTION/WHOLESALE - 1.0%
34,367	Beacon Roofing Supply, Inc. *	955,403

	ELECTRIC - 3.9%
32,100	ALLETE, Inc.	1,769,994
31,600	NorthWestern Corp.	1,787,928
		3,557,922
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
18,145	Littelfuse, Inc.	1,754,077

	FOOD - 2.0%
16,563	J & J Snack Foods Corp.	1,801,558

	HEALTHCARE-PRODUCTS - 4.3%
26,700	Haemonetics Corp. *	999,114
19,765	Integra LifeSciences Holdings Corp. *	1,071,856
106,758	Merit Medical Systems, Inc. *	1,850,116
		3,921,086
	HOME FURNISHINGS - 1.9%
56,628	DTS, Inc. *	1,741,311

	INSURANCE - 4.1%
20,645	AMERISAFE, Inc.	874,522
79,700	Employers Holdings, Inc.	1,873,747
15,097	Safety Insurance Group, Inc.	966,359
		3,714,628
	INTERNET - 2.0%
29,400	J2 Global, Inc.	1,822,800

	MACHINERY - 3.8%
18,762	Alamo Group, Inc.	908,831
53,193	Gorman-Rupp Co.	1,708,559
12,162	Hyster-Yale Materials Handling, Inc. - CL. A	890,258
		3,507,648
	MEDIA - 1.0%
17,200	Meredith Corp.	934,304

	OFFICE FURNISHINGS - 1.1%
48,215	Knoll, Inc.	1,020,712

	OIL & GAS - 4.7%
18,772	Bonanza Creek Energy, Inc. *	450,528
43,694	Contango Oil & Gas Co. *	1,277,612
32,800	RSP Permian, Inc. *	824,592
138,792	Synergy Resources Corp. *	1,740,452
		4,293,184
	OIL & GAS SERVICES - 0.9%
37,931	Matrix Service Co. *	846,620

	PIPELINES - 0.8%
31,200	Primoris Services Corp.	725,088

	RETAIL - 3.7%
20,600	Lithia Motors, Inc.	1,785,814
49,282	Rush Enterprises, Inc. *	1,579,488
		3,365,302
	SEMICONDUCTORS - 1.9%
64,183	Semtech Corp. *	1,769,525

	SOFTWARE - 3.5%
71,900	AVG Technologies NV *	1,419,306
54,621	Omnicell, Inc. *	1,809,048
		3,228,354
	TRANSPORTATION - 3.9%
69,015	Heartland Express, Inc.	1,864,095
71,900	Roadrunner Transportation Systems, Inc. *	1,678,865
		3,542,960
	TRUCKING & LEASING - 1.8%
38,896	TAL International Group, Inc.	1,694,699

	TOTAL COMMON STOCK (Cost $57,876,907)	68,731,528

	MASTER LIMITED PARTNERSHIPS - 1.6%
29,000	Cone Midstream Partners LP *	699,480
39,170	World Point Terminals LP	788,100
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,590,340)	1,487,580

	REITs - 8.6%
67,093	CyrusOne, Inc.	1,848,412
73,100	Inland Real Estate Corp.	800,445
38,500	Potlatch Corp.	1,611,995
71,808	STAG Industrial, Inc.	1,759,296
145,597	Summit Hotel Properties, Inc.	1,811,227
	TOTAL REITs (Cost $6,481,734)	7,831,375

	MONEY MARKET FUND - 14.9%
13,607,059	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.02% (A)	13,607,059
	(Cost $13,607,059)

	TOTAL INVESTMENTS - 100.1% (Cost $79,556,040)(B)	$ 91,657,542
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(70,901)
	NET ASSETS - 100.0%	$ 91,586,641

* Non-income producing securities.
LP - Limited Partnership
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at December 31, 2014.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $79,768,140 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 13,462,803
	Unrealized depreciation	(1,573,401)
	Net unrealized appreciation	$ 11,889,402

Schedule of Investments | Large/Mid Cap Value
As of December 31, 2014 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 80.7%
	AEROSPACE/DEFENSE - 1.6%
33,550	B/E Aerospace, Inc. *	$ 1,946,571
16,775	KLX, Inc. *	691,969
		2,638,540
	AUTO - 1.9%
57,300	BorgWarner, Inc.	3,148,635

	BANKS - 6.0%
66,400	CIT Group, Inc.	3,175,912
89,800	East West Bancorp, Inc.	3,476,158
29,786	SVB Financial Group *	3,457,261
		10,109,331
	BEVERAGES - 2.0%
45,800	Dr. Pepper Snapple Group, Inc.	3,282,944

	CHEMICALS - 3.3%
20,300	Rockwood Holdings, Inc.	1,599,640
14,850	Sherwin-Williams Co.	3,906,144
		5,505,784
	COMPUTERS - 4.0%
95,500	Amdocs Ltd.	4,455,553
19,900	Western Digital Corp.	2,202,930
		6,658,483
	DISTRIBUTION/WHOLESALE - 1.6%
34,600	WESCO International, Inc. *	2,636,866

	DIVERSIFIED FINANCIAL SERVICES - 5.9%
85,800	Eaton Vance Corp.	3,511,794
55,800	Franklin Resources, Inc.	3,089,646
84,000	Invesco, Ltd.	3,319,680
		9,921,120
	ELECTRIC - 2.0%
63,200	Wisconsin Energy Corp.	3,333,168

	ELECTRONICS - 9.8%
66,200	Amphenol Corp.	3,562,222
59,500	Garmin Ltd.	3,143,385
72,200	PerkinElmer, Inc.	3,157,306
52,200	TE Connectivity, Ltd.	3,301,650
65,900	Woodward, Inc.	3,244,257
		16,408,820
	FOOD - 5.7%
30,000	JM Smucker Co.	3,029,400
43,200	McCormick & Co., Inc.	3,209,760
83,750	Sysco Corp.	3,324,038
		9,563,198
	GAS - 2.2%
61,130	New Jersey Resources Corp.	3,741,156

	HEALTHCARE - 4.1%
19,900	CR Bard, Inc.	3,315,738
65,700	DENTSPLY International, Inc.	3,499,839
		6,815,577
	INSURANCE - 2.6%
59,000	Axis Capital Holdings, Ltd.	3,014,310
41,100	Unumprovident Group	1,433,568
		4,447,878
	MACHINERY - 1.5%
43,000	Flowserve Corp.	2,572,690

	METAL FABRICATE/HARDWARE - 1.7%
11,500	Precision Castparts Corp.	2,770,120

	MISCELLANEOUS MANUFACTURING - 2.0%
60,400	AO Smith Corp.	3,407,164

	OIL & NATURAL GAS - 6.7%
33,750	EOG Resources, Inc.	3,107,362
14,700	EQT Corp.	1,112,790
34,700	Marathon Petroleum Corp.	3,132,022
20,400	National Oilwell Varco, Inc.	1,336,812
32,500	Occidental Petroleum Corp.	2,619,825
		11,308,811
	PHARMACEUTICALS - 2.2%
44,200	Express Scripts Holding Co. *	3,742,414
1	Mallinckrodt PLC *	99
		3,742,513
	RETAIL - 4.0%
24,575	Advance Auto Parts, Inc.	3,914,306
33,725	MSC Industrial Direct Co., Inc.	2,740,156
		6,654,462
	SEMICONDUCTORS - 5.5%
37,600	Avago Technologies, Ltd.	3,782,184
32,000	Microchip Technology, Inc.	1,443,520
55,400	Skyworks Solutions, Inc.	4,028,134
		9,253,838
	TEXTILES - 2.2%
24,100	Mohawk Industries, Inc. *	3,744,176

	TRANSPORTATION - 2.2%
30,800	Union Pacific Corp.	3,669,204

	TOTAL COMMON STOCK (Cost $97,330,159)	135,334,478

	MASTER LIMITED PATNERSHIPS - 1.8%
60,600	Lazard, Ltd. MLP - Cl. A (Cost $2,278,082)	3,031,818

	REITs - 2.9%
26,600	Regency Centers Corp.	1,696,548
44,400	Ventas, Inc.	3,183,480
	TOTAL REITs (Cost $4,571,617)	4,880,028

	MONEY MARKET FUND - 14.6%
24,444,591	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.02% (A)
	(Cost $24,444,591)	24,444,591

	TOTAL INVESTMENTS - 100.0% (Cost $128,624,449)(B)	$ 167,690,915
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0% **	8,604
	NET ASSETS - 100.0%	$ 167,699,519

* Non-income producing securities.
** Amount less than 0.05
REIT - Real Estate Investment Trust
(A) Variable rate security; the rate shown represents the yield at December 31, 2014.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $128,591,963 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 39,966,404
	Unrealized depreciation	(867,452)
	Net unrealized appreciation	$ 39,098,952

Schedule of Investments | Fixed Income
As of December 31, 2014 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 89.7%
	CORPORATE BONDS - 36.9%
$ 1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$ 1,006,654
1,000,000	Altera Corp.	1.750	5/15/2017	1,001,930
740,000	Analog Devices, Inc.	3.000	4/15/2016	757,222
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	1,083,218
750,000	Canadian National Railway Co.	5.800	6/1/2016	801,684
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125	10/13/2015	1,012,197
500,000	Covidien International Finance SA	2.800	6/15/2015	504,805
800,000	DCP Midstream Operating LP	2.700	4/1/2019	783,893
1,000,000	Delphi Automotive Systems Corp.	4.150	3/15/2024	1,035,615
325,000	Eaton Corp.	5.600	5/15/2018	361,147
1,200,000	Enable Midstream Partners LP *	3.900	5/15/2024	1,158,900
1,000,000	Energy Transfer Partners LP	6.700	7/1/2018	1,125,361
500,000	Enterprise Products Operating, LLC	6.125	10/15/2039	606,053
900,000	ERP Operating LP	5.125	3/15/2016	943,666
1,000,000	Glencore Funding, LLC *	4.125	5/30/2023	977,471
1,000,000	Health Care REIT, Inc.	3.750	3/15/2023	1,010,353
750,000	Husky Energy, Inc.	3.950	4/15/2022	753,793
966,973	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,102,548
750,000	Johnson Controls, Inc.	5.000	3/30/2020	824,048
1,000,000	Kennametal, Inc.	3.875	2/15/2022	1,027,154
1,200,000	L-3 Comm Corp.	3.950	5/28/2024	1,212,289
800,000	LYB International Finance BV	4.000	7/15/2023	819,826
500,000	ONEOK, Inc.	4.250	2/1/2022	458,309
1,000,000	Petrobras International Finance Co.	3.500	2/6/2017	957,410
1,000,000	Phillips 66	2.950	5/1/2017	1,033,363
1,000,000	Plains All American Pipeline LP	3.650	6/1/2022	1,006,976
750,000	Rio Tinto Finance USA, Ltd.	2.500	5/20/2016	764,399
1,000,000	Simon Property Group LP	6.125	5/30/2018	1,138,979
1,200,000	Sunoco Logistics Partners LP	4.250	4/1/2024	1,215,755
750,000	Trinity Acquisition PLC	4.625	8/15/2023	778,352
750,000	Tyco Electronics Group SA	6.550	10/1/2017	844,759
1,200,000	Venta Realty LP/CAP Corp.	3.250	8/15/2022	1,186,151
	TOTAL CORPORATE BONDS (Cost - $28,808,475)			29,294,280

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 52.8%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 26.4%
3,814,726	GNMA Pool AD8801	3.500	3/15/2043	4,011,808
2,304,857	GNMA Pool MA0220	3.500	7/20/2042	2,423,986
3,838,391	GNMA Pool MA0155	4.000	6/20/2042	4,120,779
1,131,472	GNMA Pool 783060	4.000	8/15/2040	1,216,445
458,971	GNMA Pool 5204	4.500	10/20/2041	502,982
412,315	GNMA Pool 734437	4.500	5/15/2041	451,788
1,107,777	GNMA Pool 737556	4.500	10/15/2040	1,214,948
1,369,426	GNMA Pool 701961	4.500	6/15/2039	1,497,912
1,088,200	GNMA Pool 4947	5.000	2/20/2041	1,214,871
613,475	GNMA Pool 4541	5.000	9/20/2039	684,630
979,179	GNMA Pool 4520	5.000	8/20/2039	1,092,831
231,977	GNMA Pool 4058	5.000	12/20/2037	254,376
5,575	GNMA Pool 592492	5.000	3/15/2018	5,934
7,996	GNMA Pool 585163	5.000	2/15/2018	8,480
8,222	GNMA Pool 585180	5.000	2/15/2018	8,720
6,384	GNMA Pool 599821	5.000	1/15/2018	6,771
255,339	GNMA Pool 4072	5.500	1/20/2038	288,159
221,507	GNMA Pool 3711	5.500	5/20/2035	250,163
198,187	GNMA Pool 3665	5.500	1/20/2035	223,813
119,338	GNMA Pool 3637	5.500	11/20/2034	134,731
161,677	GNMA Pool 604182	5.500	4/15/2033	181,985
122,848	GNMA Pool 3910	6.000	10/20/2036	140,135
176,926	GNMA Pool 3865	6.000	6/20/2036	201,301
104,748	GNMA Pool 3679	6.000	2/20/2035	120,538
308,568	GNMA Pool 3625	6.000	10/20/2034	354,321
41,587	GNMA Pool 3584	6.000	7/20/2034	47,839
44,411	GNMA Pool 781694	6.000	12/15/2031	50,453
105,638	GNMA Pool 663776	6.500	1/15/2037	126,249
104,598	GNMA Pool 3612	6.500	9/20/2034	123,006
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $20,621,378)			20,959,954

	GOVERNMENT NOTES & BONDS - 26.4%
2,500,000	Federal Farm Credit Banks	5.125	8/25/2016	2,685,685
1,000,000	Federal Home Loan Banks	5.000	11/17/2017	1,111,941
2,500,000	United States Treasury Bond	4.500	2/15/2036	3,335,353
2,000,000	United States Treasury Note	2.125	8/31/2020	2,035,624
9,000,000	United States Treasury Note	3.125	5/15/2021	9,658,827
2,000,000	United States Treasury Note	3.875	5/15/2018	2,174,532
	TOTAL GOVERNMENT NOTES & BONDS (Cost $20,817,636)			21,001,962

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $41,439,014)			41,961,916

	TOTAL BONDS AND NOTES (Cost $70,247,489)			71,256,196

Shares
	MONEY MARKET FUND - 9.8%
7,779,008	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (A)			7,779,008
	(Cost $7,779,008)

	TOTAL INVESTMENTS - 99.5% (Cost $78,026,497)(B)			$ 79,035,204
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.5%			396,028
	NET ASSETS - 100.0%			$ 79,431,232

LLC-Limited Liability Company
LP-Limited Partnership
PLC-Public Limited Company
* 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.7% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(A) Variable rate security; the rate shown represents the yield at December 31, 2014.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $78,026,497 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 1,610,840
	Unrealized depreciation	(602,133)
	Net unrealized appreciation	$ 1,008,707

Schedule of Investments | High Yield Bond
As of December 31, 2014 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 93.3%
$ 500,000	Access Midstream Partners LP	5.875	4/15/2021	$ 523,750
500,000	Actuant Corp.	5.625	6/15/2022	521,250
500,000	AmeriGas Partners LP	7.000	5/20/2022	520,000
500,000	Amsted Industries, Inc. *	5.000	3/15/2022	493,125
250,000	Amsted Industries, Inc. *	5.375	9/15/2024	244,375
500,000	Anixter, Inc.	5.625	5/1/2019	530,000
500,000	Antero Resources Finance Corp.	5.375	11/1/2021	485,625
500,000	ArcelorMittal	6.750	2/25/2022	536,250
500,000	Atlas Pipeline Partners LP	5.875	8/1/2023	497,500
450,000	Biomet, Inc.	6.500	8/1/2020	482,625
500,000	Bombardier, Inc. *	6.125	1/15/2023	511,250
500,000	Braskem Finance, Ltd.	6.450	2/3/2024	502,500
500,000	Calfrac Holdings LP *	7.500	12/1/2020	425,000
500,000	California Resources Corp. *	6.000	11/15/2024	425,000
500,000	Calumet Specialty Product Partners *	6.500	4/15/2021	448,750
500,000	Cascades, Inc. *	5.500	7/15/2022	499,375
415,000	Catamaran Corp.	4.750	3/15/2021	416,037
500,000	Cemex Finance LLC *	6.000	4/1/2024	488,750
500,000	CGG Veritas	6.500	6/1/2021	382,500
500,000	Cloud Peak Energy Resources LLC	8.500	12/15/2019	522,500
500,000	CommScope, Inc. *	5.000	6/15/2021	495,000
125,000	Corrections Corp. of America	4.125	4/1/2020	122,187
500,000	Crestwood Midstream Partners LP	6.000	12/15/2020	481,250
500,000	Crestwood Midstream Partners LP	7.750	4/1/2019	515,000
500,000	DCP Midstream, LLC *	5.850	5/21/2043	487,500
500,000	Denbury Resources, Inc.	5.500	5/1/2022	460,000
500,000	Digicel, Ltd. *	6.000	4/15/2021	468,750
500,000	DuPont Fabros Technology LP	5.875	9/15/2021	511,875
500,000	Eldorado Gold Corp. *	6.125	12/15/2020	487,500
500,000	Energy Transfer Equity LP	5.875	1/15/2024	510,000
500,000	EV Energy Partners	8.000	4/15/2019	427,500
500,000	Ferrellgas LP	6.750	1/15/2022	491,250
500,000	FTI Consulting, Inc.	6.000	11/15/2022	513,750
500,000	General Cable Corp.	5.750	10/1/2022	367,500
500,000	Genesis Energy LP	5.750	2/15/2021	467,500
500,000	Geo Group, Inc.	5.125	4/1/2023	493,750
500,000	Gibraltar Industries, Inc.	6.250	2/1/2021	510,000
500,000	Global Part / GLP Finance *	6.250	7/15/2022	487,500
500,000	Group 1 Automotive, Inc. *	5.000	6/1/2022	491,250
500,000	Hiland Partners LP *	5.500	5/15/2022	441,250
350,000	Hiland Partners LP *	7.250	10/1/2020	334,250
500,000	HJ Heinz Co.	4.250	10/15/2020	506,250
500,000	Hologic, Inc.	6.250	8/1/2020	522,500
750,000	Iron Mountain	6.000	8/15/2023	783,750
500,000	Iron Mountain	7.750	10/1/2019	537,500
500,000	Jaguar Land Rover PLC *	8.125	5/15/2021	550,000
500,000	Kinder Morgan, Inc. *	5.000	2/15/2021	520,851
500,000	Kodiak Oil & Gas Corp.	5.500	2/1/2022	503,750
500,000	Land O' Lakes, Inc. *	6.000	11/15/2022	537,500
125,000	LKQ Corp.	4.750	5/15/2023	120,625
500,000	Martin Midstream Partners LP	7.250	2/15/2021	472,500
400,000	Mcron Finance Sub LLC / Mcron Finance Corp. *	8.375	5/15/2019	426,000
500,000	MedAssets, Inc.	8.000	11/15/2018	522,500
500,000	Millicom International Cellular SA *	4.750	5/22/2020	473,750
500,000	MPT Operating Partnership LP	6.375	2/15/2022	533,750
250,000	NGL Energy Partners LP *	5.125	7/15/2019	240,313
500,000	NGL Energy Partners LP *	6.875	10/15/2021	495,000
500,000	NuStar Logistics LP	6.750	2/1/2021	530,067
500,000	Oshkosh Corp.	8.500	3/1/2020	526,250
500,000	Pacific Drilling V, Ltd. *	5.375	6/1/2020	412,500
250,000	Parker Drilling Co.	7.500	8/1/2020	202,500
250,000	Parker Drilling Co.	6.750	7/15/2022	190,000
500,000	PolyOne Corp.	7.375	9/15/2020	533,750
500,000	Regency Energy Partners LP	4.500	11/1/2023	461,250
500,000	Reynolds Group Issuer, Inc.	9.000	4/15/2019	520,000
500,000	Rose Rock Midstream LP	5.625	7/15/2022	470,000
1,000,000	Rosetta Resources, Inc.	5.875	6/1/2024	895,000
500,000	Sealed Air Corp. *	5.250	4/1/2023	512,500
200,000	Sealed Air Corp. *	6.500	12/1/2020	220,000
500,000	SemGroup LP	7.500	6/15/2021	502,500
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	510,000
500,000	Suburban Propane Partners LP	5.500	6/1/2024	483,750
500,000	Summit Midstream Holdings LLC	7.500	7/1/2021	527,500
182,000	Suncoke Energy	7.625	8/1/2019	187,597
500,000	Targa Resources Partners LP	4.250	11/15/2023	457,500
500,000	Tesoro Corp.	5.375	10/1/2022	508,750
391,000	Tesoro Logistics LP	5.875	10/1/2020	393,933
500,000	Tullow Oil PLC *	6.000	11/1/2020	420,000
500,000	Ultra Petroleum Corp. *	6.125	10/1/2024	432,500
500,000	United States Steel Corp.	7.500	3/15/2022	526,250
500,000	USG Corp.	9.750	1/15/2018	572,500
100,000	USG Corp. *	5.875	11/1/2021	101,500
500,000	VeriSign, Inc.	4.625	5/1/2023	492,500
500,000	VimpelCom Holdings BV *	5.950	2/13/2023	384,750
500,000	WhiteWave Foods Co.	5.375	10/1/2022	516,250
500,000	WPX Energy, Inc.	5.250	9/15/2024	467,500
500,000	WR Grace & Co.*	5.125	10/1/2021	513,750
	TOTAL BONDS & NOTES (Cost $41,298,559)			40,240,110

Shares
	MONEY MARKET FUND - 5.4%
	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.02% (A)
2,339,083	(Cost $2,339,083)			2,339,083

	TOTAL INVESTMENTS - 98.7% (Cost $43,637,642)(B)			$ 42,579,193
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.3%			559,989
	NET ASSETS - 100.0%			$ 43,139,182

LLC-Limited Liability Company
LP-Limited Partnership
PLC-Public Limited Company
* 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 31.2% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(A) Variable rate security; the rate shown represents the yield at December 31, 2014.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,637,642 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 655,239
			Unrealized depreciation	(1,713,688)
			Net unrealized depreciation	$ (1,058,449)

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2014 (Unaudited)

Shares				Fair Value

	COMMON STOCK - 25.6%
	CHEMICALS - 6.1%
2,153	Agrium, Inc.			$ 203,932
959	American Vanguard Corp.			11,144
4,448	CF Industries Holdings, Inc.			1,212,258
4,436	FMC Corp.			252,985
5,759	Intrepid Potash, Inc. *			79,935
20,876	K+S AG			579,023
17,392	Mosaic Co.			793,945
19,011	Potash Corp. of Saskatchewan, Inc.			671,468
768	Rayonier Advanced Materials, Inc.			17,126
8,356	Sociedad Quimica y Minera de Chile SA (ADR)			199,541
1,881	Syngenta AG (ADR)			120,836
5,904	Uralkali OJSC (ADR)			69,608
				4,211,801
	COAL - 0.0% +
1,103	Peabody Energy Corp.			8,537

	FOOD - 1.1%
3,171	Darling Ingredients, Inc *			57,585
2,468	Ingredion, Inc.			209,385
12,060	Tyson Foods, Inc.			483,485
				750,455
	IRON/STEEL - 1.5%
1,178	Allegheny Technologies, Inc.			40,959
6,888	ArcelorMittal			75,975
6,601	JFE Holdings, Inc.			148,463
55,828	Nippon Steel & Sumitomo Metal Corp.			140,141
979	POSCO (ADR)			62,470
502	Reliance Steel & Aluminum Co.			30,758
11,215	Severstal OAO (ADR)			102,057
49,261	Vale SA (ADR)			402,955
				1,003,778
	MACHINERY - 0.8%
9,305	AGCO Corp.			420,586
2,315	CNH Industrial NV			18,659
2,525	Joy Global, Inc.			117,463
				556,708
	METAL FABRICATE/HARDWARE - 0.1%
2,358	ThyssenKrupp AG			60,850

	MINING - 6.7%
4,028	Agnico Eagle Mines Ltd.			100,257
3,102	Allied Nevada Gold Corp. *			2,699
7,252	Anglo American PLC			135,753
35,839	AngloGold Ashanti Ltd. (ADR) *			311,799
2,159	Antofagasta PLC			25,333
16,787	BHP Billiton Ltd. (ADR)			794,361
234	BHP Billiton PLC (ADR)			10,062
451	Cameco Corp.			7,401
8,295	Cia de Minas Buenaventura SA (ADR)			79,300
1,877	Coeur d'Alene Mines Corp. *			9,591
9,400	Detour Gold Corp. *			77,048
856	Eldorado Gold Corp.			5,205
1,198	First Quantum Minerals Ltd.			17,083
3,802	Franco-Nevada Corp.			187,020
1,351	Freeport-McMoRan Copper & Gold, Inc.			31,559
47,005	Glencore International PLC			219,005
16,259	Gold Fields Ltd. (ADR)			73,653
8,495	Goldcorp, Inc.			157,327
7,047	Harmony Gold Mining Co. Ltd. (ADR) *			13,319
5,932	Hecla Mining Co.			16,550
6,495	IAMGOLD Corp. *			17,537
549	KAZ Minerals PLC *			2,207
75,075	Kinross Gold Corp. *			211,712
5,670	MMC Norilsk Nickel OJSC (ADR)			80,627
4,211	New Gold, Inc. *			18,107
4,098	Newmont Mining Corp.			77,452
9,176	Pan American Silver Corp.			84,419
117	Randgold Resources Ltd. (ADR)			7,887
18,972	Rio Tinto PLC (ADR)			873,850
710	Royal Gold, Inc.			44,517
987	Sesa Sterlite Ltd.			13,404
16,581	Silver Wheaton Corp.			337,092
11,748	Southern Copper Corp.			331,294
5,000	Sumitomo Metal Mining Co. Ltd.			75,499
3,943	Teck Resources Ltd.			54,081
17,317	Turquoise Hill Resources Ltd. *			53,683
7,265	Yamana Gold, Inc.			29,205
				4,586,898
	OIL & NATURAL GAS - 7.5%
492	Anadarko Petroleum Corp.			40,590
2,775	Apache Corp.			173,909
14,836	BG Group PLC			200,107
2,172	California Resources Corp. *			11,968
1,428	Canadian Natural Resources Ltd.			44,097
1,966	Cenovus Energy, Inc.			40,702
901	Chesapeake Energy Corp.			17,633
4,209	ConocoPhillips			290,674
2,644	Devon Energy Corp.			161,839
1,870	Encana Corp.			25,937
1,233	Ensco PLC-Cl. A			36,928
1,914	EOG Resources, Inc.			176,222
23,500	Inpex Corp.			263,780
26,247	Lukoil OAO (ADR).			1,044,631
14,378	Marathon Oil Corp.			406,754
647	Noble Energy, Inc.			30,687
901	NOVATEK OAO (GDR)			70,638
5,432	Occidental Petroleum Corp.			437,874
7,011	Petroleo Brasileiro SA (ADR)			51,180
244	Pioneer Natural Resources Co.			36,319
2,957	Reliance Industries Ltd. (GDR)			83,387
13,084	Rosneft OAO (GDR)			45,925
64	Seventy Seven Energy, Inc. *			346
2,812	Southwestern Energy Co. *			76,740
29,543	Statoil ASA (ADR)			520,252
14,122	Total SA			726,806
2,350	Transocean Ltd.			43,075
2,181	Valero Energy Corp.			107,959
				5,166,959
	OIL & GAS SERVICES - 1.4%
2,827	Baker Hughes, Inc.			158,510
1,449	Cameron International Corp. *			72,378
1,954	FMC Technologies, Inc. *			91,525
11,405	Halliburton Co.			448,559
2,210	National Oilwell Varco, Inc.			144,821
552	NOW, Inc. *			14,203
				929,996
	PIPELINES - 0.3%
3,591	Kinder Morgan, Inc.			151,935
1,592	TransCanada Corp.			78,514
				230,449
	WATER - 0.1%
10,864	Cia de Saneamento Basico do Estado de Sao Paulo			68,335

	TOTAL COMMON STOCK (Cost $20,788,142)			17,574,766

	REITs - 28.4%
3,100	Acadia Realty Trust			99,293
4,000	Apartment Investment & Management Co.			148,600
4,350	AvalonBay Communities, Inc.			710,747
6,800	Boston Properties, Inc.			875,092
10,700	Brandywine Realty Trust			170,986
2,700	Camden Property Trust			199,368
31,100	DDR Corp.			570,996
39,700	DiamondRock Hospitality Co.			590,339
10,300	Douglas Emmett, Inc.			292,520
5,533	Education Realty Trust, Inc.			202,452
2,100	Equity Lifestyle Properties, Inc.			108,255
14,100	Equity Residential			1,012,944
4,154	Essex Property Trust, Inc.			858,216
7,800	Extra Space Storage, Inc.			457,392
1,400	Federal Realty Investment Trust			186,844
10,100	FelCor Lodging Trust, Inc.			109,282
18,800	First Industrial Realty Trust, Inc.			386,528
7,400	First Potomac Realty Trust			91,464
6,100	HCP, Inc.			268,583
8,700	Health Care REIT, Inc.			658,329
5,400	Highwoods Properties, Inc.			239,112
20,300	Hospitality Properties Trust			629,300
5,500	Kilroy Realty Corp.			379,885
27,000	Kimco Realty Corp.			678,780
15,700	Lexington Realty Trust			172,386
3,000	Liberty Property Trust			112,890
9,463	Macerich Co.			789,309
4,208	Mid-America Apartment Communities, Inc.			314,254
6,900	National Retail Properties, Inc.			271,653
1,183	Plum Creek Timber Co., Inc.			50,621
21,494	Prologis, Inc.			924,887
4,000	PS Business Parks, Inc.			318,160
5,700	Public Storage			1,053,645
9,417	Rayonier, Inc.			263,111
3,700	Regency Centers Corp.			235,986
11,029	Simon Property Group, Inc.			2,008,491
7,150	SL Green Realty Corp.			850,993
27,200	Strategic Hotels & Resorts, Inc. *			359,856
7,200	Summit Hotel Properties, Inc.			89,568
5,700	Taubman Centers, Inc.			435,594
14,200	UDR, Inc.			437,644
6,059	Ventas, Inc.			434,430
6,514	Washington Prime Group, Inc.			112,171
10,100	Weingarten Realty Investors			352,692
	TOTAL REITS (Cost $15,391,564)			19,513,648

	EXCHANGE TRADED FUNDS - 7.5%
19,000	iShares Silver Trust *			286,140
82,100	PowerShares DB Agriculture Fund *			2,043,469
69,700	PowerShares DB Base Metals Fund *			1,108,230
49,800	PowerShares DB Commodity Index Tracking Fund *			918,810
25,000	PowerShares DB Energy Fund *			436,750
2,900	SPDR Gold Shares *			329,382
	TOTAL EXCHANGE TRADED FUNDS (Cost $6,464,282)			5,122,781

Par Value		Coupon Rate %	Maturity

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 2.7%
$ 837,361	GNMA Pool MA0155	4.000	6/20/2042	898,965
458,970	GNMA Pool 5204	4.500	10/20/2041	502,982
411,563	GNMA Pool 4947	5.000	2/20/2041	459,470
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $1,823,925)			1,861,417

	COPORATE BONDS - 3.2%
	CHEMICALS - 0.6%
400,000	LYB International Finance BV	4.000	7/15/2023	409,913

	OIL & GAS - 0.7%
500,000	Petrobras International Finance Co. SA	3.500	2/6/2017	478,705

	PIPELINES - 1.2%
400,000	DCP Midstream Operating LP	2.700	4/1/2019	391,946
400,000	Energy Transfer Partners LP	6.700	7/1/2018	450,144
				842,090
	REITs - 0.7%
500,000	Health Care REIT, Inc.	3.750	3/15/2023	505,177

	TOTAL CORPORATE BONDS (Cost $2,239,741)			2,235,885

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 25.0%
2,575,000	TIPS	1.125	1/15/2021	2,906,919
500,000	TIPS	1.250	7/15/2020	572,003
1,650,000	TIPS	1.625	1/15/2018	1,958,708
2,535,000	TIPS	1.750	1/15/2028	3,257,088
850,000	TIPS	2.000	1/15/2026	1,166,812
745,000	TIPS	2.000	1/15/2016	904,659
1,450,000	TIPS	2.125	1/15/2019	1,725,043
625,000	TIPS	2.125	2/15/1941	886,321
395,000	TIPS	2.375	1/15/2025	584,927
1,050,000	TIPS	2.375	1/15/2017	1,297,374
1,350,000	TIPS	2.500	1/15/2029	1,856,025
	TOTAL TREASURY INFLATION PROTECTED SECURITES (TIPS) (Cost $17,440,945)			17,115,879

Shares
	MONEY MARKET FUND - 7.1%
4,833,588	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (A) (Cost $4,833,588)			4,833,588

	TOTAL INVESTMENTS - 99.5% (Cost $68,982,187) (B)			$ 68,257,964
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.5%			349,231
	NET ASSETS - 100.0%			$ 68,607,195

* Non-income producing securities.
+ Less than 0.05%.
GNMA - Government National Mortgage Association
REIT - Real Estate Investment Trust.
(ADR) American Depositary Receipt.
(GDR) Global Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2014.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,971,896 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 5,183,050
	Unrealized depreciation	(5,896,982)
	Net unrealized depreciation	$ (713,932)

Schedule of Investments | Strategic Growth
As of December 31, 2014 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 99.1% (A)
303,762	Timothy Plan Aggressive Growth Fund	$ 2,624,500
500,622	Timothy Plan Defensive Strategies Fund	5,611,965
301,456	Timothy Plan Emerging Markets Fund	2,556,349
411,296	Timothy Plan Growth & Income Fund *	4,528,368
618,270	Timothy Plan High Yield Bond Fund	5,595,341
783,722	Timothy Plan International Fund *	6,873,240
195,242	Timothy Plan Israel Common Values Fund *	2,194,524
770,837	Timothy Plan Large/Mid Cap Growth Fund	6,259,199
320,320	Timothy Plan Large/Mid-Cap Value Fund	6,006,007
160,683	Timothy Plan Small-Cap Value Fund	2,893,901

	TOTAL MUTUAL FUNDS (Cost $41,656,812)	45,143,394

	MONEY MARKET FUND - 1.1%
477,943	Fidelity Institutional Money Market Portfolio Institutional Class, 0.02% (B)
	(Cost $477,943)	477,943

	TOTAL INVESTMENTS - 100.2% (Cost $42,134,755) (C)	$ 45,621,337
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.2) %	(71,212)
	NET ASSETS - 100.0%	$ 45,550,125

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2014.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,581,634 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,020,123
	Unrealized depreciation	(980,420)
	Net unrealized appreciation	$ 2,039,703

Schedule of Investments | Conservative Growth
As of December 31, 2014 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 100.1% (A)
157,554	Timothy Plan Aggressive Growth Fund	$ 1,361,264
641,640	Timothy Plan Defensive Strategies Fund	7,192,789
196,109	Timothy Plan Emerging Markets Fund	1,663,007
1,678,214	Timothy Plan Fixed Income Fund	17,503,767
549,229	Timothy Plan Growth & Income Fund *	6,047,013
554,361	Timothy Plan High Yield Bond Fund	5,016,963
679,248	Timothy Plan International Fund *	5,957,007
207,824	Timothy Plan Israel Common Values Fund *	2,335,943
616,333	Timothy Plan Large/Mid Cap Growth Fund	5,004,628
251,676	Timothy Plan Large/Mid-Cap Value Fund	4,718,923
182,173	Timothy Plan Small-Cap Value Fund	3,280,929

	TOTAL MUTUAL FUNDS (Cost - $58,721,829)	60,082,233

	MONEY MARKET FUND - 0.1%

52,030	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (B)	52,030
	(Cost - $52,030)

	TOTAL INVESTMENTS - 100.2% (Cost - $58,773,859) (C)	$ 60,134,263
	OTHER ASSETS LESS LIABILITIES - NET - (0.2) %	(122,171)
	NET ASSETS - 100.0%	$ 60,012,092

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2014.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,342,418 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 1,810,116
	Unrealized depreciation	(1,018,271)
	Net unrealized appreciation	$ 791,845

Schedule of Investments | Israel Common Values
As of December 31, 2014 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 92.7%
	AEROSPACE/DEFENSE - 2.8%
7,001	Elbit Systems Ltd.	$ 425,206

	BANKS - 10.0%
14,900	Bank Hapoalim BM (ADR)	350,895
92,000	Bank Leumi Le-Israel BM *	316,263
19,300	First International Bank Of Israel BM.	247,436
215,000	Israel Discount Bank Ltd. *	345,242
26,000	Mizrahi Tefahot Bank Ltd. *	273,213
		1,533,049
	BUILDING MATERIALS - 2.5%
6,500	Caesar Stone Sdot-Yam Ltd.	388,830

	CHEMICALS - 5.2%
17,000	Frutarom Industries Ltd.	526,309
37,400	Israel Chemicals Ltd. (ADR)	271,150
		797,459
	COMMERCIAL SERVICES - 1.5%
17,000	Nitsba Holdings 1995 Ltd. *	226,466

	COMPUTERS - 0.7%
24,210	Matrix IT Ltd.	109,288

	ELECTRONICS - 4.4%
14,896	Ituran Location and Control Ltd.	327,712
23,500	Orbotech Ltd. *	347,800
		675,512
	ENERGY-ALTERNATE SOURCES - 2.0%
43,300	Ormat Industries	298,701

	FOOD - 2.9%
13,000	Osem Investments Ltd.	231,463
5,700	Rami Levi Chain Stores	210,590
		442,053
	HOME BUILDERS - 1.7%
1,000	Bayside Land Corp.	263,861

	HOUSEHOLD PRODUCTS/WARES - 1.0%
7,500	SodaStream International Ltd. *	150,900

	INTERNET - 0.8%
26,773	Perion Network Ltd. *	117,801

	INVESTMENT COMPANIES - 1.9%
600	Israel Corp. Ltd.	286,111

	OIL & NATURAL GAS - 9.1%
338,000	Avner Oil Exploration LLP	236,206
61,000	Delek Drilling - LP	224,272
1,536,664	Isramco Negev 2 LP *	263,336
5,000	Noble Energy, Inc.	237,150
1,900	Paz Oil Co. Ltd.	246,323
2,100,000	Ratio Oil Exploration LP *	175,890
		1,383,177
	PHARMACEUTICALS - 5.6%
39,000	OPKO Health, Inc. *	389,610
3,100	Taro Pharmaceutical Industries Ltd. *	459,389
		848,999
	REAL ESTATE - 10.5%
105,000	Amot Investments Ltd.	313,473
7,500	Azrieli Group	247,225
27,000	Gazit-Globe Ltd.	320,349
162,000	Industrial Buildings Corp.	146,425
92,000	Jerusalem Economy Ltd.	264,262
11,366	Melisron Ltd.	315,368
		1,607,102
	SEMICONDUCTORS - 8.0%
8,000	Mellanox Technologies Ltd. *	341,840
33,533	Nova Measuring Instruments Ltd. *	348,408
40,100	Tower Semiconductor Ltd. *	534,533
		1,224,781
	SOFTWARE - 10.0%
5,100	Check Point Software Technologies Ltd. *	400,707
42,900	Magic Software Enterprises Ltd.	255,255
18,000	RADWARE Ltd. *	396,360
8,000	Verint Systems, Inc. *	466,240
		1,518,562
	TELECOMMUNICATIONS - 10.2%
15,400	Allot Communications Ltd. *	141,372
29,700	Cellcom Israel, Ltd. *	256,905
14,000	EZchip Semiconductor Ltd. *	267,960
8,700	NICE Systems Ltd. (ADR)	440,655
47,000	Partner Communications Co. Ltd. (ADR) *	237,820
6,200	Silicom Ltd.	218,178
		1,562,890
	TEXTILES - 1.9%
12,000	Fox Wizel Ltd	284,785

	TOTAL COMMON STOCK (Cost $13,064,780)	14,145,533

	REITs - 1.9%
45,000	Alony Hetz Properties & Investments Ltd. (Cost $274,334)	296,670

	MONEY MARKET FUND - 5.8%
880,384	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (A)	880,384
	(Cost $880,384)

	TOTAL INVESTMENTS - 100.4% (Cost $14,219,498) (B)	$ 15,322,587
	OTHER ASSETS LESS LIABILITIES - NET - (0.4) %	(60,242)
	NET ASSETS - 100.0%	$ 15,262,345

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2014.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,021,246 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 1,586,674
	Unrealized depreciation	(1,285,333)
	Net unrealized appreciation	$ 301,341

Schedule of Investments | Emerging Markets
As of December 31, 2014 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 89.0%
	AEROSPACE/DEFENSE - 2.5%
7,820	Embraer SA (ADR)	$ 288,245

	AGRICULTURE - 2.0%
28,300	Adecoagro SA *	226,683

	AIRLINES - 2.9%
3,207	Copa Holdings SA - Cl. A	332,374

	APPAREL - 0.9%
29,000	Yue Yuen Industrial Holdings Ltd.	104,532

	AUTO MANUFACTURERS - 4.6%
4,270	China Yuchai International Ltd.	81,130
1,250	Hyundai Mobis Co. Ltd.	270,399
3,700	Kia Motors Corp.	177,373
		528,902
	BANKS - 14.6%
26,300	Banco do Brasil SA	235,196
25,600	Banco Santander Brasil SA	128,512
14,630	Erste Group Bank AG	340,616
31,760	Sberbank of Russia (ADR)	123,007
13,640	Standard Chartered PLC	204,819
13,440	TCS Group Holding PLC - GDR *	42,874
72,480	Turkiye Garanti Bankasi AS	292,403
144,200	Turkiye Vakiflar Bankasi Tao	301,369
		1,668,796
	BUILDING MATERIALS - 1.6%
16,774	Cemex SAB de CV (ADR) *	170,927
145,724	Desarrolladora Homex SAB de CV * (A)	9,594
373,450	Urbi Desarrollos Urbanos SAB de CV * (A)	6,332
		186,853
	CHEMICALS - 1.4%
226,000	Yingde Gases	158,845

	COMMERCIAL SERVICES - 1.4%
65,500	ITE Group PLC	163,415

	DIVERSIFIED FINANCIAL SERVICES - 7.0%
10,920	Hana Financial Group, Inc.	320,299
6,840	KB Financial Group, Inc.	226,646
6,100	Shinhan Financial Group Co. Ltd.	248,533
		795,478
	ELECTRIC - 6.6%
14,780	APR Energy PLC	42,866
55,830	Centrais Eletricas Brasileiras SA (ADR)	119,476
8,600	Cia Paranaense de Energia	80,257
10,480	Cia Paranaense de Energia (ADR)	138,022
13,570	Reliance Infrastructure Ltd. (GDR)	332,465
46,980	RusHydro JSC (ADR)	44,443
		757,529
	ELECTRONICS - 1.5%
15,040	Flextronics International Ltd. *	168,147

	FOOD - 7.9%
344,000	First Pacific Co. Ltd.	341,156
90	Lotte Confectionery Co., Ltd.	146,841
177,700	Marfrig Alimentos SA *	409,151
		897,148
	GAS - 2.2%
60,530	Aygaz AS	254,822

	HOLDING COMPANIES-DIVERSIFIED - 0.6%
10,260	Haw Par Corp. Ltd.	65,964

	INVESTMENT COMPANIES - 0.8%
8,670	Grupo Aval Acciones y Valores	90,081

	IRON/STEEL - 5.6%
1,460	POSCO	368,687
15,690	Ternium SA (ADR)	276,772
		645,459
	OIL & GAS - 5.5%
8,564	Lukoil OAO (ADR)	328,429
39,019	Petroleo Brasileiro SA (ADR)	295,764
		624,193
	PHARMACEUTICALS - 0.7%
89,780	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	83,051

	RETAIL - 9.7%
29,500	Arcos Dorados Holdings, Inc.	159,595
2,110,000	Bosideng International Holdings Ltd.	282,999
50,000	Chow Tai Fook Jewellery Group Ltd.	67,061
136,000	Lifestyle International Holdings Ltd. (A)	286,238
82,000	Luk Fook Holdings International Ltd.	308,263
		1,104,156
	SEMICONDUCTORS - 3.4%
317	Samsung Electronics Co., Ltd.	385,579

	TELECOMMUNICATIONS - 0.6%
160,700	XL Axiata TBK PT	63,110

	TEXTILES - 0.8%
164,000	Weiqiao Textile Co.	93,695

	TRANSPORTATION - 1.4%
31,757	Globaltrans Investment PLC (GDR)	160,373

	WATER - 2.8%
50,700	Cia de Saneamento Basico do Estado de Sao Paulo	324,457

	TOTAL COMMON STOCK (Cost $12,241,903)	10,171,887

	PREFERRED STOCK - 6.0%
10,100	Banco Bradesco SA	133,451
2,710	Hyundai Mobis Co. Ltd.	314,227
441,400	Surgutneftegas OAO *	232,991
	TOTAL PREFERRED STOCK (Cost $659,659)	680,669

	REITs - 4.0%
175,710	Mexico Real Estate Management SA de CV	301,140
76,862	PLA Administradora Industrial S de RL de CV	160,922
	TOTAL REITs (Cost $459,488)	462,062

	MONEY MARKET FUND - 2.2%
252,521	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (B)
	(Cost $252,521)	252,521

	TOTAL INVESTMENTS - 101.2% (Cost $13,613,571) (C)	$ 11,567,139
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (1.2) %	(141,124)
	NET ASSETS - 100.0%	$ 11,426,015

* Non-income producing securities.
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
PLC-Public Limited Company
(A) Illiquid security; the Advisor has determined the security to be illiquid. At December 31, 2014, the securities amounted to 2.6% of net assets.
(B) Variable rate security; the rate shown represents the yield at December 31, 2014.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,653,171 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 460,205
	Unrealized depreciation	(2,546,237)
	Net unrealized depreciation	$ (2,086,032)

Schedule of Investments | Growth & Income
As of December 31, 2014 (Unaudited)

Shares				Fair Value

	COMMON STOCK - 45.0%
	AEROSPACE/DEFENSE - 0.5%
1,300	Alliant Techsystems, Inc.			$ 151,125

	AGRICULTURE - 0.7%
4,000	Andersons, Inc.			212,560

	AIRLINES - 0.3%
7,200	Republic Airways Holdings, Inc. *			105,048

	AUTO PARTS & EQUIPMENT - 2.2%
3,300	Goodyear Tire & Rubber Co.			94,281
3,300	Magna International, Inc.			358,677
6,500	Meritor, Inc. *			98,475
4,000	Standard Motor Products, Inc.			152,480
				703,913
	BANKS - 0.5%
5,145	Southside Bancshares, Inc.			148,742

	BEVERAGES - 1.1%
5,000	Dr Pepper Snapple Group, Inc.			358,400

	CHEMICALS - 3.6%
3,500	Celanese Corp.			209,860
900	CF Industries Holdings, Inc.			245,286
1,200	Eastman Chemical Co.			91,032
10,000	Huntsman Corp.			227,800
5,000	Olin Corp.			113,850
4,000	Westlake Chemical Corp.			244,360
				1,132,188
	COMMERCIAL SERVICES - 5.8%
2,800	Deluxe Corp.			174,300
6,000	DeVry Education Group, Inc.			284,820
7,000	H&R Block, Inc.			235,760
6,000	Multi-Color Corp.			332,520
5,000	Strayer Education, Inc. *			371,400
3,900	United Rentals, Inc. *			397,839
				1,796,639
	COMPUTERS - 1.9%
6,000	Insight Enterprises, Inc. *			155,340
3,900	Western Digital Corp.			431,730
				587,070
	DISTRIBUTION/WHOLESALE - 0.7%
7,500	Ingram Micro, Inc. *			207,300

	DIVERSIFIED FINANIANCIAL SERVICES - 0.9%
5,000	Piper Jaffray Cos *			290,450

	ELECTRIC - 3.2%
450	Avista Corp.			15,908
12,000	Empire District Electric Co.			356,880
5,200	IDACORP, Inc.			344,188
7,000	Westar Energy, Inc.			288,680
				1,005,656
	ELECTRONICS - 1.3%
2,800	Arrow Electronics, Inc. *			162,092
5,600	Avnet, Inc.			240,912
				403,004
	ENERGY-ALTERNATE SOURCES - 0.5%
6,000	Green Plains, Inc.			148,680

	FOOD - 0.8%
3,000	Sanderson Farms, Inc.			252,075

	GAS - 0.8%
6,600	UGI Corp.			250,668

	HOUSEHOLD PRODUCTS/WARES - 0.3%
10,000	ACCO Brands Corp. *			90,100

	INSURANCE - 5.0%
4,000	Allied World Assurance Co. Holdings AG			151,680
4,000	American Financial Group, Inc.			242,880
9,000	Montpelier Re Holdings Ltd.			322,380
7,400	Protective Life Corp.			515,410
9,100	Unum Group			317,408
				1,549,758
	INTERNET - 1.1%
12,000	VASCO Data Security International, Inc. *			338,520

	LEISURE TIME - 0.9%
6,000	Jarden Corp. *			287,280

	MISCELLANEOUS MANUFACTURING - 2.0%
4,700	American Railcar Industries, Inc.			242,050
8,000	Lydall, Inc. *			262,560
4,000	Trinity Industries, Inc.			112,040
				616,650
	OIL & GAS - 3.5%
70,000	Abraxas Petroleum Corp. *			205,800
2,800	Cimarex Energy Co.			296,800
2,800	ConocoPhillips			193,368
2,000	Tesoro Corp.			148,700
5,000	Valero Energy Corp.			247,500
				1,092,168
	OIL & GAS SERVICES - 1.3%
3,000	Baker Hughes, Inc.			168,210
2,500	Halliburton Co.			98,325
4,000	PHI, Inc. *			149,600
				416,135
	PHARMACEUTICALS - 1.5%
4,300	Omnicare, Inc.			313,599
8,000	PharMerica Corp. *			165,680
				479,279
	RETAIL - 2.6%
2,200	Asbury Automotive Group, Inc. *			167,024
2,300	Cato Corp.			97,014
2,300	Dillard's, Inc.			287,914
4,400	Foot Locker, Inc.			247,192
				799,144
	SEMICONDUCTORS - 0.3%
7,500	Tower Semiconductor Ltd. *			99,975

	TELECOMMUNICATIONS - 0.7%
57,000	Vonage Holdings Corp. *			217,170

	TRANSPORTATION - 0.9%
3,200	Ryder System, Inc.			297,120

	TOTAL COMMON STOCK (Cost $12,728,906)			14,036,817

	REITs - 0.3%
5,000	CBL & Associates Properties, Inc. (Cost $99,290)			97,100

Par Value	BONDS & NOTES - 50.5%	Coupon Rate (%)	Maturity
	GOVERNMENT NOTES & BONDS - 50.5%
$ 200,000	Federal Home Loan Banks **	2.0000	8/22/2024	196,169
250,000	Federal Home Loan Mortgage Corp. **	1.5000	12/27/2018	250,601
3,000,000	United States Treasury Note/Bond	0.2500	5/15/2016	2,993,907
3,150,000	United States Treasury Note/Bond	0.3750	2/15/2016	3,151,477
1,900,000	United States Treasury Note/Bond	1.0000	9/30/2016	1,914,102
1,500,000	United States Treasury Note/Bond	1.0000	3/31/2017	1,506,446
1,000,000	United States Treasury Note/Bond	1.6250	8/15/2022	972,734
1,000,000	United States Treasury Note/Bond	1.7500	5/15/2023	973,750
1,000,000	United States Treasury Note/Bond	2.7500	11/15/2023	1,052,812
1,000,000	United States Treasury Note/Bond	3.8750	8/15/2040	1,220,938
1,400,000	United States Treasury Note/Bond	4.6250	2/15/2017	1,514,734

	TOTAL BONDS & NOTES (Cost $15,456,423)			15,747,670

Shares	MONEY MARKET FUND - 4.0%
1,255,257	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (A)			1,255,257
	(Cost $1,255,257)

	TOTAL INVESTMENTS - 99.8% (Cost $29,539,876)(B)			$ 31,039,744
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%			148,641
	NET ASSETS - 100.0%			$ 31,188,385

* Non-income producing securities.
** Step coupon security; interest rate shown reflects the rate currently in effect.
REIT - Real Estate Investment Trust
(A) Variable rate security; the rate shown represents the yield at December 31, 2014.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,538,148 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,242,042
	Unrealized depreciation	(646,802)
	Net unrealized appreciation	$ 1,595,240

The Timothy Plan
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2014

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
VALUATION OF FUND OF FUNDS
A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.
Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.
The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
•Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.
Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.
Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of December 31, 2014:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,980,497	$ -	$ -	$ 22,980,497
Master Limited Partnerships	446,518	-	-	446,518
REITs	119,408	-	-	119,408
Money Market Fund	1,048,818	-	-	1,048,818
Total	$ 24,595,241	$ -	$ -	$ 24,595,241

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 55,178,778	$ -	$ -	$ 55,178,778
Money Market Fund	3,782,369	-	-	3,782,369
Total	$ 58,961,147	$ -	$ -	$ 58,961,147

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 62,565,250	$ -	$ -	$ 62,565,250
Master Limited Partnerships	1,069,641	-	-	1,069,641
Money Market Fund	3,300,468	-	-	3,300,468
Total	$ 66,935,359	$ -	$ -	$ 66,935,359

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 68,731,528	$ -	$ -	$ 68,731,528
Master Limited Partnerships	1,487,580	-	-	1,487,580
REITs	7,831,375	-	-	7,831,375
Money Market Fund	13,607,059	-	-	13,607,059
Total	$ 91,657,542	$ -	$ -	$ 91,657,542

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 135,334,478	$ -	$ -	$ 135,334,478
Master Limited Partnerships	3,031,818	-	-	3,031,818
REITs	4,880,028	-	-	4,880,028
Money Market Fund	24,444,591	-	-	24,444,591
Total	$ 167,690,915	$ -	$ -	$ 167,690,915

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 29,294,280	$ -	$ 29,294,280
U.S. Government & Agency Obligations	-	20,959,954	-	20,959,954
Government Notes & Bonds	-	21,001,962	-	21,001,962
Money Market Fund	7,779,008	-	-	7,779,008
Total	$ 7,779,008	$ 71,256,196	$ -	$ 79,035,204

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 40,240,110	$ -	$ 40,240,110
Money Market Fund	2,339,083		-	2,339,083
Total	$ 2,339,083	$ 40,240,110	$ -	$ 42,579,193

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,574,766	$ -	$ -	$ 17,574,766
REITs	19,513,648	-	-	19,513,648
Exchange Traded Funds	5,122,781	-	-	5,122,781
Government Mortgage-Backed Securities	-	1,861,417	-	1,861,417
Corporate Bonds	-	2,235,885	-	2,235,885
Treasury Inflation Protected Securities (TIPS)	-	17,115,879	-	17,115,879
Money Market Fund	4,833,588	-	-	4,833,588
Total	$ 47,044,783	$ 21,213,181	$ -	$ 68,257,964

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 45,143,394	$ -	$ -	$ 45,143,394
Money Market Fund	477,943	-	-	477,943
Total	$ 45,621,337	$ -	$ -	$ 45,621,337

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 60,082,233	$ -	$ -	$ 60,082,233
Money Market Fund	52,030	-	-	52,030
Total	$ 60,134,263	$ -	$ -	$ 60,134,263

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,145,533	$ -	$ -	$ 14,145,533
REITs	296,670	-	-	296,670
Money Market Fund	880,384	-	-	880,384
Total	$ 15,322,587	$ -	$ -	$ 15,322,587

Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,869,723	$ 302,164	$ -	$ 10,171,887
Preferred Stock	680,669	-	-	680,669
REITs	462,062	-	-	462,062
Money Market Fund	252,521	-	-	252,521
Total	$ 11,264,975	$ 302,164	$ -	$ 11,567,139

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,036,817	$ -	$ -	$ 14,036,817
REITs	97,100	-	-	97,100
Bonds & Notes	-	15,747,670	-	15,747,670
Money Market Fund	1,255,257	-	-	1,255,257
Total	$ 15,389,174	$ 15,747,670	$ -	$ 31,136,844

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Trust's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principle Executive Officer

Date 2/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principle Executive Officer

Date 2/27/15